Cost Reduction Initiatives (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Cost Reduction Initiatives Text [Abstract]
Number Employees Severed Voluntary		2,461
Severance Costs		$ 293
Cost Reduction Initiatives [Abstract]
Beginning Balance	6	17
Incurred	0
Settled	(9)
Adjustments	(2)
Remaining Balance	$ 6	$ 17